Summary of Significant Accounting Policies (Details)	5 Months Ended	7 Months Ended
	Dec. 31, 2016	Jul. 31, 2016
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	Shorter of the useful lives or the lease term	Shorter of the useful lives or the lease term
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	3 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	3 years	15 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	2 years	10 years
Land and Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term		40 years
Land and Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term		20 years
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term		5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	5 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	3 years